T. ROWE PRICE Retirement Blend 2030 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 31.2%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  35,717 46,183 4,918 8,109,118 78,415
U.S. Limited Duration TIPS Index
Fund  12,681 19,463 1,922 3,289,609 30,429
International Bond Fund (USD
Hedged)  12,341 16,616 1,754 3,227,545 27,596
U.S. Treasury Long-Term Index
Fund  11,343 14,408 1,643 3,321,475 24,745
Dynamic Global Bond Fund  8,387 10,787 1,324 2,317,509 18,192
Emerging Markets Bond Fund  6,891 9,156 935 1,648,736 15,416
High Yield Fund  6,576 8,461 907 2,401,778 14,339
Floating Rate Fund  2,400 3,071 409 544,233 5,050
Dynamic Credit Fund  982 1,604 163 274,036 2,455
Total Bond Mutual Funds (Cost $214,385) 216,637
EQUITY MUTUAL FUNDS 66.7%
T. Rowe Price Funds:
Equity Index 500 Fund  68,285 76,945 17,088 878,938 137,826
International Equity Index Fund  31,770 36,687 4,679 3,833,245 65,050
Value Fund  24,304 28,728 4,729 1,026,157 48,701
Growth Stock Fund  21,892 25,275 4,409 410,507 43,604
Real Assets Fund  15,126 17,366 1,966 2,069,615 30,403
International Value Equity Fund  10,193 10,822 1,482 1,107,050 20,525
Hedged Equity Fund  8,694 12,130 1,222 1,604,346 20,295
International Stock Fund  8,653 9,281 1,271 831,357 17,084
Mid-Cap Index Fund  8,140 8,830 2,429 747,683 15,657
Emerging Markets Discovery Stock
Fund  6,230 7,279 785 905,747 12,825
Small-Cap Index Fund  6,766 7,078 1,766 788,485 11,985
Emerging Markets Stock Fund  5,140 6,477 711 319,367 10,817
Mid-Cap Growth Fund  4,479 5,339 554 87,745 8,708
Small-Cap Value Fund  3,644 4,631 467 143,422 7,556
Mid-Cap Value Fund  3,758 4,675 466 232,699 7,554
New Horizons Fund (3) 2,580 3,089 331 92,819 5,192
Total Equity Mutual Funds (Cost $423,540) 463,782

T. ROWE PRICE Retirement Blend 2030 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds  2.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (4) 7,069 15,905 8,057 14,917,372 14,917
Total Short-Term Investments (Cost $14,917) 14,917
Total Investments in Securities 100.0%
(Cost $652,842) $ 695,336
Other Assets Less Liabilities (0.0)% (194)
Net Assets 100.0% $ 695,142
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$2,275 and $2,275, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 32 $ 87
Dynamic Global Bond Fund  (49) 342 368
Emerging Markets Bond Fund  (5) 304 508
Emerging Markets Discovery Stock Fund  — 101 395
Emerging Markets Stock Fund  (2) (89) 156
Equity Index 500 Fund  96 9,684 888
Floating Rate Fund  (1) (12) 201
Growth Stock Fund  2,201 846 68
Hedged Equity Fund  228 693 234
High Yield Fund  (8) 209 510
International Bond Fund (USD Hedged)  (28) 393 500
International Equity Index Fund  (2) 1,272 1,408
International Stock Fund  42 421 232
International Value Equity Fund  (18) 992 499
Mid-Cap Growth Fund  631 (556) 43
Mid-Cap Index Fund  171 1,116 121
Mid-Cap Value Fund  637 (413) 114
New Horizons Fund  199 (146) —
QM U.S. Bond Index Fund  (122) 1,433 1,681
Real Assets Fund  (21) (123) 553
Small-Cap Index Fund  151 (93) 154
Small-Cap Value Fund  466 (252) 92
U.S. Limited Duration TIPS Index Fund  (62) 207 932
U.S. Treasury Long-Term Index Fund  (98) 637 485
Value Fund  2,290 398 626
U.S. Treasury Money Fund, 4.44% — — 373
Affiliates not held at period end (8) — —
Totals $ 6,687# $ 17,396 $ 11,228+

T. ROWE PRICE Retirement Blend 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $7,035 of the net realized gain (loss).
+ Investment income comprised $11,228 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2030 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1348-054Q3 02/25